UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2005

Check here if Amendment [ ];       Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    ASA (Bermuda) Limited
Address: 11 Summer Street, 4th Floor, Buffalo, NY 14209-2256


Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager

Name:   Robert J.A. Irwin
Title:  Chairman, President & Treasurer
Phone:  716-883-2428


Signature, Place, and Date of Signing:

/s/ Robert J.A. Irwin          Buffalo, NY 14209-2256          August  11, 2005
----------------------------  -----------------------------  -------------------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $94,201        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8
--------------         --------        --------   --------  ---------------------   ----------  ---------     ----------------------

                       TITLE                       VALUE    SHARES OR  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER         OF CLASS        CUSIP     (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
--------------         --------        --------   --------  ---------------------   ----------  ---------     ----------------------
Barrick Gold           Common Stock    067901108   18,272      730,000 SH           Sole                        730,000
  Corporation

Compania de Minas      Sponsored ADR   204448104   20,691      900,000 SH           Sole                        900,000
  Buenaventura

Harmony Gold           Sponsored ADR   413216300   18,544    2,166,400 SH           Sole                      2,166,400
  Mining Limited

Newmont Mining         Common          651639106   20,310      520,368 SH           Sole                        520,368
  Corporation

Placer Dome, Inc.      Common          725906101   16,384    1,065,312 SH           Sole                      1,065,312